BANK LOANS (Details Narrative)	1 Months Ended			6 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 CNY (¥)	Sep. 30, 2024 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)
Debt Instrument [Line Items]
Short term loan				$ 4,540,378			$ 2,968,491
Interest expenses				73,972	$ 27,833
Line of Credit Agreement [Member] | Tianjin Lobo [Member]
Debt Instrument [Line Items]
Line of credit			$ 410,998						¥ 3,000,000
Annual interest rate			8.89%						8.89%
Expiration date			Aug. 31, 2027
Short term loan				163,140			151,429
Long term debt				14,990			95,441
Line of Credit Agreement [Member] | Jiangsu Lobo and Tianjin Lobo [Member]
Debt Instrument [Line Items]
Short term loan				$ 2,185,824		¥ 15,000,000	$ 2,817,062	¥ 19,700,000
Repayment of debt	$ 728,608	¥ 5,000,000
Line of Credit Agreement [Member] | Jiangsu Lobo and Tianjin Lobo [Member] | Minimum [Member]
Debt Instrument [Line Items]
Annual interest rate							2.70%	2.70%
Line of Credit Agreement [Member] | Jiangsu Lobo and Tianjin Lobo [Member] | Maximum [Member]
Debt Instrument [Line Items]
Annual interest rate							3.45%	3.45%
Line of Credit Agreement [Member] | Wuxi Jinbang [Member] | Minimum [Member]
Debt Instrument [Line Items]
Annual interest rate				2.80%		2.80%